Average Annual Total Returns	12 Months Ended
Dec. 31, 2012
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.33%
Five Years	4.14%
Ten Years	7.07%
Inception Date	Nov. 09, 1992
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.49%
Five Years	4.26%
Ten Years	7.18%
Inception Date	Nov. 13, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.51%
Five Years	4.30%
Ten Years	7.22%
Inception Date	Dec. 01, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.49%
Five Years	4.27%
Since Inception	5.35%
Inception Date	Sep. 01, 2006
Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.39%
Since Inception	2.73%
Inception Date	May 02, 2008
Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.02%
Since Inception	2.41%
Inception Date	May 02, 2008
Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.24%
Since Inception	1.77%
Inception Date	May 02, 2008
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.80%
Five Years	3.46%
Ten Years	6.31%
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.93%
Five Years	3.58%
Ten Years	6.42%
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.92%
Five Years	3.56%
Since Inception	4.57%
Return After Taxes on Distributions | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.64%
Since Inception	1.81%
Return After Taxes on Distributions | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.35%
Since Inception	1.57%
Return After Taxes on Distributions | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.54%
Since Inception	1.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.61%
Five Years	3.21%
Ten Years	5.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.74%
Five Years	3.33%
Ten Years	5.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.73%
Five Years	3.31%
Since Inception	4.22%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.35%
Since Inception	1.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.40%
Since Inception	1.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.91%
Since Inception	1.15%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.72%
Five Years	4.38%
Ten Years	7.25%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.72%
Five Years	4.38%
Ten Years	7.25%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.72%
Five Years	4.38%
Ten Years	7.25%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.72%
Five Years	4.38%
Since Inception	5.43%
Barclays U.S. Aggregate Bond Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Since Inception	5.98%
Barclays U.S. Aggregate Bond Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Since Inception	5.98%
Barclays U.S. Aggregate Bond Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Since Inception	5.98%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Since Inception	4.08%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	7.96%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	7.96%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	7.96%
Managed Payout Growth Focus Composite Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.72%
Since Inception	0.93%
Managed Payout Growth and Distribution Composite Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.67%
Since Inception	1.66%
Managed Payout Distribution Focus Composite Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.97%
Since Inception	2.62%
FTSE All-World Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.61%
Since Inception	(0.29%)
FTSE All-World Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.61%
Since Inception	(0.29%)
FTSE All-World Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.61%
Since Inception	(0.29%)
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Since Inception	6.16%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Since Inception	4.03%
MSCI ACWI Equity IMI | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Since Inception	(0.13%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Since Inception	(0.13%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Since Inception	(0.13%)